CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING EXPENSES
Depreciation	$ 165,898	$ 188,356	$ 173,667
Exploration	815,980	981,554	1,610,502
General and administrative	442,552	535,147	377,345
EXPENSES BEFORE OTHER INCOME (EXPENSES)	(1,424,430)	(1,705,057)	(2,161,514)
OTHER INCOME (EXPENSES)
Recovery of gold, net	3,527,354	3,704,167	4,074,170
Foreign exchange loss	(203,212)	(938,422)	(426,420)
Net gain (loss) on trading securities	(58,197)	360,754	714,523
Interest earned and dividends	371,525	143,407	55,972
Impairment loss on trading securities	(1,336,501)	0	(211,018)
OTHER INCOME, NET	2,300,969	3,269,906	4,207,227
Income before tax	876,539	1,564,849	2,045,713
Income tax expense	(861,815)	(800,000)	(1,088,192)
Net income	14,724	764,849	957,521
Net income attributable to non-controlling interest	(180,652)	(133,082)	(121,545)
Net income (loss) attributable to Xtra-Gold Resources Corp.	$ (165,928)	$ 631,767	$ 835,976
Basic income attributable to common shareholders per common share	$ (0)	$ 0.01	$ 0.02
Diluted income attributable to common shareholders per common share	$ (0)	$ 0.01	$ 0.02
Basic weighted average number of common shares outstanding	46,361,078	46,542,900	46,779,574
Diluted weighted average number of common shares outstanding	46,361,078	48,822,024	48,925,574